Provisions	12 Months Ended
Mar. 31, 2020
Provisions [abstract]
Provisions
Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2018	¥23,182	¥12,616	¥101,841	¥23,184	¥160,823
Increases	10,382	30,547	441,188	13,208	495,325
Assumed through business combination	29,570	14,506	218,852	10,434	273,362
Decreases (utilized)	(11,426)	(8,594)	(462,335)	(10,836)	(493,191)
Decreases (reversed)	(3,146)	(679)	(11,447)	(3,335)	(18,607)
Deconsolidation	(1,032)	—	(994)	(295)	(2,321)
Foreign currency translation differences	(755)	1,285	8,138	(1,575)	7,093
As of March 31, 2019	¥46,775	¥49,681	¥295,243	¥30,785	¥422,484
Adoption of IFRS 16	—	(129)	—	(10,070)	(10,199)
As of April 1, 2019	¥46,775	¥49,552	¥295,243	¥20,715	¥412,285
Increases	24,238	59,484	771,233	27,114	882,069
Decreases (utilized)	(18,911)	(59,414)	(738,242)	(11,705)	(828,272)
Decreases (reversed)	(1,965)	(1,360)	(4,940)	(486)	(8,751)
Deconsolidation	—	—	—	(40)	(40)
Foreign currency translation differences	(426)	(3,215)	(7,004)	(3,796)	(14,441)
As of March 31, 2020	¥49,711	¥45,047	¥316,290	¥31,802	¥442,850

The current portion of the provision is 132,781 million JPY, 388,722 million JPY, and 405,245 million JPY as of April 1, 2018, March 31, 2019 and 2020, respectively. The non-current portion of the provision is 28,042 million JPY, 33,762 million JPY and 37,605 million JPY, as of April 1, 2018, March 31, 2019 and 2020, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2018, 2019 and 2020, in connection with the following:

•
Transform its R&D function – Takeda has led various restructuring efforts during the years ended March 31, 2018, 2019 and 2020, in connection with efforts to transform its R&D function and to improve the efficiency of its operations. These initiatives included consolidation of sites and functions and reduction in workforce.

•
Integration of Shire - In the years ended March 31, 2019 and 2020, Takeda directed various restructuring efforts following the Shire acquisition. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.

•
Acquired restructuring programs – Takeda acquired various restructuring programs in connection with the Shire Acquisition. These include Shire program related to completing the integration of Baxalta, Inc., which was acquired by Shire in June 2016. These programs are completed in the year ended March 31, 2020.

•	Various other efforts to improve the efficiency of its operations and related facilities.
A restructuring provision is recorded when Takeda has a detailed formal plan for the restructuring. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities. The payments for non-current restructuring provision are expected to be made within approximately 3 years.
Restructuring expenses recorded are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Cash:
Severance	¥6,397	¥17,574	¥33,538
Consulting fees	7,205	19,040	18,086
Other	16,528	44,906	78,746
Total	¥30,130	¥81,520	¥130,370
Non-Cash:
Depreciation and impairment	¥14,606	¥1,442	¥50,670
Total	¥44,736	¥82,962	¥181,040

Other restructuring expenses mainly relate to retention and contract termination costs. Other restructuring expenses for the year ended March 31, 2020 includes personnel expenses of 28,140 million JPY mainly related to retention bonus and salary of employees fully dedicated to restructuring programs.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises. The balances stated in the summary table above include provisions of 213,978 million JPY and 213,189 million JPY as of March 31, 2019 and 2020, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. state and Federal government health programs, such as U.S. Medicaid and U.S. Medicare as well as U.S. commercial managed care programs. These are expected to be paid out generally within one year. Sales rebates and sales returns are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts.